Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
May 31, 2026
LTB-NPRT3-0726
1.804849.122
Asset-Backed Securities - 9.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (c)(d)(j)	6,418,000	6,415,946
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (c)(d)(j)	12,130,000	12,135,920
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (c)(d)(j)	5,784,000	5,785,440
TOTAL BAILIWICK OF JERSEY		24,337,306
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	176,978	177,627
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	399,243	402,666
TOTAL CANADA		580,293
GRAND CAYMAN (UK OVERSEAS TER) - 4.3%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(j)	9,999,000	10,001,950
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (c)(d)(j)	2,953,000	2,961,632
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (c)(d)(j)	7,540,000	7,541,433
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (c)(d)(j)	2,400,000	2,399,266
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (c)(d)(j)	125,000	125,196
Benefit Street Partners CLO XXII Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2035 (c)(d)(j)	7,900,000	7,904,708
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (c)(d)(j)	4,005,000	4,005,012
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	2,931,118	2,784,153
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (c)(d)(j)	4,766,000	4,769,336
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (c)(d)(j)	150,000	149,991
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (c)(d)(j)	5,000,000	4,987,075
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (c)(d)(j)	100,000	97,920
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (c)(d)(j)	2,769,000	2,770,418
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (c)(d)(j)	4,228,000	4,231,171
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (c)(d)(j)	10,354,000	10,354,000
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (c)(d)(j)	2,258,733	2,260,285
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	1,510,000	1,512,718
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	292,166	287,782
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (c)(d)(j)	5,100,000	5,100,643
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (c)(d)(j)	4,205,000	4,206,169
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (c)(d)(j)	4,257,000	4,258,622
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (c)(d)(j)	9,070,000	9,073,383
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (c)(d)(j)	4,678,000	4,680,774
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(j)	8,516,535	8,516,279
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (c)(d)(j)	6,600,000	6,610,580
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.4931% 1/15/2033 (c)(d)(j)	9,853,513	9,853,198
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (c)(d)(j)	8,229,000	8,234,365
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (j)	9,557,110	9,079,472
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (c)(d)(j)	304,000	243,010
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (c)(d)(j)	3,393,000	3,395,955
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (c)(d)(j)	2,710,290	2,712,385
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		145,108,881
UNITED STATES - 4.1%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	1,045,293	1,008,565
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	1,658,047	1,576,634
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (j)	2,685,877	2,688,496
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	4,005,000	3,982,770
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	156,929	155,867
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (j)	620,007	622,609
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (j)	408,000	412,807
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (j)	945,000	947,373
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (j)	3,035,000	2,995,653
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	3,315,000	3,323,204
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	516,560	518,864
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,324,438	1,331,050
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	122,945	121,777
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	11,460,000	11,333,594
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	1,293,500	1,279,005
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (j)	1,375,000	1,375,000
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (j)	303,138	303,483
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (j)	893,000	895,453
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	279,000	282,356
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (j)	3,745,900	3,723,201
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (j)	7,083,510	7,056,102
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (j)	7,700,000	7,636,334
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	476,788	480,537
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (j)	2,821,000	2,840,981
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (j)	1,071,000	1,074,851
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (j)	2,825,000	2,844,969
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	584,111	589,306
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (c)(d)(j)	5,801,000	5,802,601
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (c)(d)(j)	6,400,000	6,396,813
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (j)	2,797,000	2,823,716
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,575,000	3,591,385
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,805,000	1,814,840
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	1,075,000	1,082,083
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (c)(d)(j)	5,000,000	5,003,250
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (j)	719,000	725,063
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (j)	84,889	84,948
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,211,936	3,214,376
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (j)	480,716	483,499
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	2,410,000	2,411,513
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (j)	110,828	109,676
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	3,050,000	3,052,630
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	1,425,000	1,419,933
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	615,000	610,264
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	1,575,000	1,571,043
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	1,235,423	1,202,181
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	190,709	192,943
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (j)	1,634,108	1,610,764
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (j)	492,728	495,431
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	1,039,038	1,042,969
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (j)	5,146,000	5,117,681
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (j)	8,154,000	8,132,378
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (c)(d)	1,498	1,630
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (j)	1,617,905	1,627,144
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (j)	1,615,000	1,620,203
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,376,026
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	1,388,136	1,399,792
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (j)	767,885	772,526
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	6,131,149	6,132,739
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,536,605	2,542,930
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	975,000	966,324
TOTAL UNITED STATES		139,832,135
TOTAL ASSET-BACKED SECURITIES (Cost $310,358,688)		309,858,615

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(d)(g)	68,294	68,294
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(d)(g)	34,300	34,299

TOTAL COLOMBIA		102,593
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	576,222	569,947
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(d)	668,325	596,480
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	455,000	439,075
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	1,003,132	974,042

TOTAL SWITZERLAND		1,413,117
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(d)	665,000	666,164
UNITED STATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 3/29/2032 (b)(c)(d)	80,000	80,300
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(d)	453,863	453,581
		533,881
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(d)	640,000	636,135
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(e)	285,000	285,866
		922,001
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	730,850	658,810
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(d)(e)	265,000	265,455
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.0671% 11/30/2029 (b)(c)(d)	383,924	372,599
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0348% 12/31/2029 (b)(c)(d)	189,521	171,162
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8203% 12/31/2030 (b)(c)(d)	1,095,476	984,559
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 1/31/2029 (b)(c)(d)	939,632	934,352
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9916% 1/31/2029 (b)(c)(d)	650,000	621,472
		4,008,409
TOTAL COMMUNICATION SERVICES		5,464,291
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(d)	79,600	79,639
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(d)	793,388	796,926
Distributors - 0.0%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/23/2030 (b)(c)(d)	665,000	654,380
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/29/2032 (b)(c)(d)	815,000	810,420
		1,464,800
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(d)	335,000	332,906
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(d)	1,505,649	1,499,596
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 1/28/2032 (b)(c)(d)	260,497	256,337
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(d)	1,334,985	1,273,389
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(d)	446,685	393,083
		3,422,405
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(d)	339,645	310,606
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(d)	1,090,000	1,046,400
		1,357,006
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(d)	876,966	704,537
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(d)	750,339	664,433
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(d)	465,000	460,438
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (b)(c)(d)	24,938	24,829
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (b)(c)(d)	85,000	84,752
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (b)(c)(d)	169,859	169,399
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 2/10/2033 (b)(c)(d)	265,000	262,350
		2,370,738
TOTAL CONSUMER DISCRETIONARY		9,824,420
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	462,675	443,590
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(f)(g)	64,646	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(f)(g)	18,811	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(f)(g)	141,160	53,461
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (b)(c)(d)	339,150	340,846
		394,307
TOTAL CONSUMER STAPLES		837,897
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(f)	1,175,624	763,626
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (b)(c)(d)	1,043,288	1,042,307
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (b)(c)(d)	430,218	422,474
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (b)(c)(d)	647,948	637,536
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3703% 2/16/2032 (b)(c)(d)	330,000	321,337
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(g)	205,000	207,733
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(d)	874,038	874,405
		2,463,485
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (b)(c)(d)	9,925	9,403
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/19/2031 (b)(c)(d)	401,849	400,197
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(d)	629,927	614,047
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (b)(c)(d)	494,869	494,869
		1,518,516
TOTAL FINANCIALS		5,024,308
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (b)(c)(d)	659,975	662,120
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/15/2029 (b)(c)(d)	241,236	240,934
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(d)	1,776,576	1,713,650
TOTAL HEALTH CARE		2,616,704
Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(d)	85,000	85,198
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(d)	104,856	62,022
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/21/2028 (b)(c)(d)	576,814	577,206
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/20/2032 (b)(c)(d)	273,625	274,471
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(d)	74,510	60,707
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(d)	1,343,423	984,730
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(d)	415,336	425,317
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	910,000	898,907
		3,221,338
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(d)	423,550	422,944
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(d)	34,913	35,052
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(d)(e)	845,000	836,550
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (b)(c)(d)	34,499	34,182
		870,732
TOTAL INDUSTRIALS		4,697,286
Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(d)	365,505	339,576
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (b)(c)(d)	915,469	902,525
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (b)(c)(d)	94,288	88,184
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(d)(h)	425,000	433,683
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (b)(c)(d)	284,013	253,729
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	1,924,550	1,877,572
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 9/8/2032 (b)(c)(d)	835,000	835,351
		4,391,044
TOTAL INFORMATION TECHNOLOGY		4,730,620
Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(d)	10,000	9,000
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(d)	979,112	881,201
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(d)	533,663	532,195
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(d)	804,539	800,058
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	1,362,081	1,297,764
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(d)	1,062,520	1,027,988
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	990,188	980,286
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(d)	495,000	494,381
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3504% 1/31/2029 (b)(c)(d)	498,447	499,573
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(d)	950,892	797,999
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 4/4/2029 (b)(c)(d)	139,296	120,491
		7,440,936
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(d)	1,499,237	1,459,882
TOTAL MATERIALS		8,900,818
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(d)	34,734	34,763
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 1/27/2031 (b)(c)(d)	499,785	499,955
		534,718
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(d)	248,625	250,696
TOTAL UTILITIES		785,414
TOTAL UNITED STATES		43,645,384
TOTAL BANK LOAN OBLIGATIONS (Cost $47,865,423)		46,993,685

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	936,000	938,653
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,951,229

TOTAL UNITED STATES		3,889,882
TOTAL BANK NOTES (Cost $3,864,000)		3,889,882

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(j)	3,848,779	3,816,434
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (j)	3,807,405	3,383,272
BRAVO Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (j)	2,497,807	2,340,209
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	1,931,557	1,926,156
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(j)	315,282	315,282
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	162,868	162,336
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (j)	661,861	595,706
Fannie Mae Guaranteed REMIC Series 2018-3 Class LP, 3% 2/25/2047	2,620,433	2,485,746
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	3,505,405	3,302,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	24,571	24,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	791,803	784,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	1,801,875	1,664,744
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (j)	1,704,737	1,595,870
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(j)	4,660,854	4,681,266
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (j)	696,771	659,581
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (j)	962,662	915,359
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	305	286
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (i)(j)	4,812,733	4,822,039
TOTAL UNITED STATES		33,475,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,972,135)		33,475,881

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (c)(d)(j)	4,840,000	4,859,663
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	1,244,261	1,216,502
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (c)(o)	18,657,644	673,186
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (c)(o)	21,175,364	371,825
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5073% 3/15/2053 (c)(o)	40,066,543	1,495,083
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (c)(d)(j)	5,047,000	5,030,095
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (c)(d)(j)	1,009,000	1,009,631
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (c)(d)(j)	7,950,000	7,950,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (c)(d)(j)	2,327,000	2,315,365
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(j)	6,908,663	6,897,874
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (c)(d)(j)	554,274	552,197
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (c)(d)(j)	2,765,258	2,766,987
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (c)(d)(j)	4,501,000	4,499,593
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (c)(d)(j)	395,983	396,726
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(j)	1,463,052	1,464,424
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (c)(d)(j)	3,362,236	3,358,033
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (c)(d)(j)	3,205,691	3,207,540
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (c)(d)(j)	6,486,501	6,494,609
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(j)	3,013,000	3,012,999
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (c)(d)(j)	4,458,000	4,469,145
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (j)	2,996,597	3,005,025
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(j)	3,679,000	3,681,825
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	6,465,686	5,401,492
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	5,201,800	4,139,564
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (j)	5,361,221	5,416,785
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (c)(d)(j)	3,999,893	4,004,893
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(j)	5,138,071	5,142,888
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9832% 7/10/2046 (c)(j)	910,805	901,661
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(j)	933,000	932,854
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	2,708,000	2,565,776
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (c)(d)(j)	957,087	938,316
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (c)(d)(g)(j)	2,266,000	2,264,584
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (c)(o)	6,332,628	219,489
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (c)(d)(j)	4,026,000	4,028,516
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(j)	2,032,000	2,020,681
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (c)(d)(j)	5,301,000	5,304,318
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (c)(d)(j)	1,920,000	1,912,012
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(j)	1,076,000	1,075,767
TOTAL UNITED STATES		114,997,923
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $118,070,636)		114,997,923

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	102,297	401,516
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,595,000	1,528,808
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	680,000	575,960
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	156,000	343,590
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	772,000	1,539,522
Strategy Inc 0% 12/1/2029 (k)	1,892,000	1,721,153
Terawulf Inc 0% 5/1/2032 (j)(k)	505,000	769,629
		4,030,304
TOTAL INFORMATION TECHNOLOGY		4,373,894
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Compass Inc 0.25% 4/15/2031 (j)	380,000	347,433
TOTAL UNITED STATES		7,227,611
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,630,585)		7,227,611

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	6,280	231,418
Financials - 0.0%
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	4,411	291,704
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	2,991	192,770
TOTAL UNITED STATES		715,892
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $744,099)		715,892

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 5.375% 1/21/2029	4,230,000	4,205,678
Colombian Republic 6.125% 1/21/2031	1,285,000	1,279,538
TOTAL COLOMBIA		5,485,216
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	3,525,000	3,299,400
United Mexican States 6% 5/13/2030	2,190,000	2,258,985
TOTAL MEXICO		5,558,385
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,173,335)		11,043,601

Non-Convertible Corporate Bonds - 67.8%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	250,000	255,313
AUSTRALIA - 0.9%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	8,710,000	8,506,400
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 4.907% 4/1/2028 (j)	10,311,000	10,378,150
Glencore Funding LLC 5.186% 4/1/2030 (j)	4,800,000	4,867,769
Glencore Funding LLC 5.338% 4/4/2027 (j)	5,275,000	5,322,348
Mineral Resources Ltd 6% 5/1/2032 (j)	260,000	258,863
Mineral Resources Ltd 7% 4/1/2031 (j)	140,000	145,539
Mineral Resources Ltd 9.25% 10/1/2028 (j)	668,000	692,871
TOTAL MATERIALS		21,665,540
TOTAL AUSTRALIA		30,171,940
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	330,000	268,125
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (f)(j)	395,000	95,360
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	135,000	125,888
TOTAL INDUSTRIALS		221,248
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)	1,090,000	1,092,050
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	655,890	660,481
TOTAL MATERIALS		1,752,531
TOTAL BRAZIL		1,973,779
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)	595,000	606,150
Golar LNG Ltd 7.75% 9/19/2029 (j)(n)	200,000	203,088

TOTAL CAMEROON		809,238
CANADA - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)	465,000	464,574
TELUS Corp 6.625% 10/15/2055 (c)	705,000	714,437
		1,179,011
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	3,100,000	3,072,705
Rogers Communications Inc 6.875% 7/31/2056 (c)	1,245,000	1,265,618
		4,338,323
TOTAL COMMUNICATION SERVICES		5,517,334
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	700,000	687,781
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	935,000	886,078
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	745,000	750,560
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	305,000	310,531
TOTAL CONSUMER DISCRETIONARY		2,634,950
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (j)	7,826,000	7,760,574
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 5% 12/15/2029	4,369,000	4,434,013
Cenovus Energy Inc 4.65% 3/20/2031	3,476,000	3,448,164
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,909,198
Enbridge Inc 4.2% 11/20/2028	3,340,000	3,317,366
Enbridge Inc 4.6% 6/20/2028	3,822,000	3,834,944
Enbridge Inc 5.3% 4/5/2029	3,720,000	3,793,121
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,314,142
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	8,989,000	9,022,408
TransCanada PipeLines Ltd 4.1% 4/15/2030	3,300,000	3,234,969
TransCanada PipeLines Ltd 6.125% 10/17/2056 (c)	640,000	644,713
TOTAL ENERGY		43,953,038
Financials - 1.6%
Banks - 1.5%
Bank of Montreal 4.338% 3/19/2030 (c)	6,559,000	6,519,937
Bank of Montreal 4.879% 6/2/2032 (c)	8,300,000	8,309,255
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	8,300,000	8,215,703
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	7,890,000	8,005,335
Royal Bank of Canada 4.4% 4/17/2030 (c)	5,000,000	4,972,250
Royal Bank of Canada 5.153% 2/4/2031 (c)	9,600,000	9,744,971
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,223,486
		49,990,937
Insurance - 0.1%
Empower Finance 2020 LP 1.357% 9/17/2027 (j)	5,321,000	5,113,538
TOTAL FINANCIALS		55,104,475
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)	235,000	241,300
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	2,075,593
TOTAL INDUSTRIALS		2,316,893
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	445,000	431,717
Materials - 0.3%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	705,000	705,035
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,065,296
		8,770,331
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)	245,000	249,797
TOTAL MATERIALS		9,020,128
TOTAL CANADA		126,739,109
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (f)(j)	485,000	181,268
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	742,766	687,913
TOTAL COLOMBIA		869,181
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	360,000	362,182
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (c)(j)	7,500,000	7,496,634
Danske Bank A/S 4.662% 3/27/2029 (c)(j)	9,400,000	9,401,821

TOTAL DENMARK		16,898,455
FRANCE - 1.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 6.875% 10/15/2030 (j)	152,439	149,701
Altice France SA 6.875% 7/15/2032 (j)	1,061,379	1,036,269
Orange SA 4% 1/13/2029 (j)	2,830,000	2,800,950
Orange SA 4.25% 1/13/2031 (j)	7,353,000	7,209,204
TOTAL COMMUNICATION SERVICES		11,196,124
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (j)	250,000	267,362
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA 4.792% 5/9/2029 (c)(j)	7,300,000	7,309,385
BPCE SA 2.045% 10/19/2027 (c)(j)	6,865,000	6,802,716
BPCE SA 6.714% 10/19/2029 (c)(j)	2,900,000	3,029,042
Societe Generale SA 1.792% 6/9/2027 (c)(j)	6,750,000	6,746,480
Societe Generale SA 5.249% 5/22/2029 (c)(j)	7,350,000	7,420,658
Societe Generale SA 5.5% 4/13/2029 (c)(j)	9,096,000	9,221,232
TOTAL FINANCIALS		40,529,513
TOTAL FRANCE		51,992,999
GERMANY - 2.2%
Consumer Discretionary - 0.8%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (j)(m)	265,000	263,843
ZF North America Capital Inc 7.5% 3/24/2031 (j)	260,000	262,601
		526,444
Automobiles - 0.8%
BMW US Capital LLC 4.3% 3/17/2028 (j)	9,410,000	9,393,688
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (j)	8,000,000	8,038,794
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (j)	9,500,000	9,527,983
		26,960,465
TOTAL CONSUMER DISCRETIONARY		27,486,909
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,958,038
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	9,110,000	8,969,220
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	9,430,000	9,405,786
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	7,000,000	7,227,816
TOTAL FINANCIALS		32,560,860
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	3,000,000	2,974,226
Bayer US Finance LLC 6.125% 11/21/2026 (j)	3,000,000	3,019,415
TOTAL HEALTH CARE		5,993,641
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (j)	5,000,000	4,942,656
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (j)	1,704,000	1,716,962
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (j)	1,437,000	1,450,149
TOTAL INDUSTRIALS		8,109,767
TOTAL GERMANY		74,151,177
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	1,370,000	1,334,551
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	1,050,000	1,073,169
IRELAND - 1.6%
Financials - 1.0%
Banks - 0.2%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(j)	2,711,000	2,708,751
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(j)	3,531,000	3,605,897
		6,314,648
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,087,320
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	7,626,000	7,524,800
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	5,778,000	5,675,362
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,551,404
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,899,515
		24,738,401
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	785,000	792,520
TOTAL FINANCIALS		31,845,569
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (j)	1,756,000	1,703,062
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	150,000	145,227
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	3,331,000	3,344,270
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	5,853,000	5,925,713
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (j)	4,700,000	4,819,644
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (j)	4,950,000	5,059,681
TOTAL INDUSTRIALS		20,997,597
TOTAL IRELAND		52,843,166
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(n)	130,000	128,351
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	635,000	649,433
TOTAL ISRAEL		777,784
ITALY - 0.6%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4% 9/23/2029 (j)	4,500,000	4,396,212
Utilities - 0.5%
Electric Utilities - 0.5%
ENEL Finance International NV 4.375% 9/30/2030 (j)	5,152,000	5,063,533
ENEL Finance International NV 5.125% 6/26/2029 (j)	11,200,000	11,332,827
TOTAL UTILITIES		16,396,360
TOTAL ITALY		20,792,572
JAPAN - 1.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 1.591% 4/3/2028 (j)	10,000,000	9,504,915
NTT Finance Corp 4.567% 7/16/2027 (j)	311,000	311,624
NTT Finance Corp 4.62% 7/16/2028 (j)	314,000	314,238
NTT Finance Corp 4.876% 7/16/2030 (j)	6,400,000	6,421,842
TOTAL COMMUNICATION SERVICES		16,552,619
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (j)	2,993,000	3,014,959
Japan Tobacco Inc 5.21% 6/15/2030 (j)	2,486,000	2,542,937
TOTAL CONSUMER STAPLES		5,557,896
Financials - 1.0%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,961,122
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,949,540
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	424,000	423,235
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	7,464,000	7,455,760
		22,789,657
Capital Markets - 0.3%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	12,464,373
TOTAL FINANCIALS		35,254,030
TOTAL JAPAN		57,364,545
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (j)	115,000	83,924
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)	270,000	262,586
TOTAL COMMUNICATION SERVICES		346,510
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	255,000	271,040
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	110,000	96,524
TOTAL LUXEMBOURG		714,074
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	150,000	151,787
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 6.7% 2/16/2032	12,250,000	12,335,750
NETHERLANDS - 1.2%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 1.375% 1/15/2027 (j)	10,440,000	10,242,146
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 1.542% 6/16/2027 (c)(j)	8,114,000	8,104,721
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(j)	7,500,000	7,404,338
ING Groep NV 5.335% 3/19/2030 (c)	9,464,000	9,645,146
TOTAL FINANCIALS		25,154,205
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	4,845,000	4,826,121
TOTAL NETHERLANDS		40,222,472
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	685,000	681,918
IHS Holding Ltd 7.875% 5/29/2030 (j)	185,000	190,490

TOTAL NIGERIA		872,408
NORWAY - 0.4%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	370,000	386,716
TGS ASA 8.5% 1/15/2030 (j)	720,000	757,074
TOTAL ENERGY		1,143,790
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.605% 3/30/2028 (c)(j)	9,570,000	9,352,110
DNB Bank ASA 4.384% 11/4/2031 (c)(j)	3,000,000	2,951,059
TOTAL FINANCIALS		12,303,169
TOTAL NORWAY		13,446,959
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	705,000	698,826
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	570,000	579,975
TOTAL PANAMA		1,278,801
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	265,000	271,956
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (j)	250,000	256,490
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,961,370
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,041,159

TOTAL SPAIN		9,002,529
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.194% 4/1/2031 (c)(j)	3,900,000	3,808,796
UBS Group AG 6.246% 9/22/2029 (c)(j)	2,900,000	3,000,223
TOTAL FINANCIALS		6,809,019
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	125,000	124,444
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)	170,000	165,396
TOTAL SWITZERLAND		7,098,859
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)	200,000	203,065
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	545,000	558,625

TOTAL TANZANIA		761,690
UNITED KINGDOM - 4.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)	315,000	319,318
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	755,000	761,408
TOTAL CONSUMER DISCRETIONARY		1,080,726
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 4.906% 4/2/2030	4,800,000	4,840,567
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,172,592
Imperial Brands Finance PLC 4.5% 6/30/2028 (j)	2,134,000	2,132,010
Imperial Brands Finance PLC 5.5% 2/1/2030 (j)	11,100,000	11,380,448
TOTAL CONSUMER STAPLES		23,525,617
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (j)	1,152,000	1,229,190
Financials - 3.6%
Banks - 3.4%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,950,409
Barclays PLC 4.219% 5/24/2030 (c)	2,159,000	2,125,175
Barclays PLC 4.476% 11/11/2029 (c)	7,700,000	7,654,142
Barclays PLC 5.367% 2/25/2031 (c)	5,200,000	5,285,007
Barclays PLC 5.69% 3/12/2030 (c)	4,721,000	4,836,510
Barclays PLC 7.385% 11/2/2028 (c)	3,600,000	3,733,897
HSBC Holdings PLC 4.899% 3/3/2029 (c)	9,152,000	9,201,055
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,362,298
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,250,000	7,342,186
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,368,097
HSBC Holdings PLC 7.39% 11/3/2028 (c)	6,900,000	7,164,435
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,950,214
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	3,954,000	3,975,905
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,132,164
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,773,401
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	6,620,000	6,770,557
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,597,617
NatWest Group PLC 5.115% 5/23/2031 (c)	2,900,000	2,927,016
NatWest Markets PLC 4.789% 3/21/2028 (j)	6,000,000	6,040,649
Standard Chartered PLC 4.299% 1/13/2030 (c)(j)	6,481,000	6,405,669
		111,596,403
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (c)(j)	5,800,000	5,846,192
TOTAL FINANCIALS		117,442,595
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Finance Inc 7.5% 7/1/2027 (j)	4,000,000	4,132,902
BAE Systems PLC 5% 3/26/2027 (j)	1,667,000	1,677,723
BAE Systems PLC 5.125% 3/26/2029 (j)	1,551,000	1,576,637
TOTAL INDUSTRIALS		7,387,262
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	775,000	770,506
TOTAL UNITED KINGDOM		151,435,896
UNITED STATES - 47.9%
Communication Services - 2.7%
Diversified Telecommunication Services - 1.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)(m)	715,000	720,672
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	1,960,000	2,115,698
AT&T Inc 1.65% 2/1/2028	12,588,000	12,043,659
AT&T Inc 4.4% 4/30/2031	9,080,000	8,972,032
AT&T Inc 4.7% 8/15/2030	2,877,000	2,889,331
Black Pearl Compute LLC 6.125% 2/15/2031 (j)	357,000	363,216
Cipher Compute LLC 7.125% 11/15/2030 (j)(m)	265,000	276,250
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)	1,790,000	1,830,564
Edged Compute LLC 7.5% 4/30/2031 (j)	1,390,000	1,393,589
Flash Compute LLC 7.25% 12/31/2030 (j)(m)	895,000	922,685
Level 3 Financing Inc 7% 3/31/2034 (j)	170,000	176,203
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)	1,040,000	1,045,348
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)	2,205,000	2,208,021
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	995,000	982,509
Uniti Services LLC 7.5% 10/15/2033 (j)	60,000	63,143
WULF Compute LLC 7.75% 10/15/2030 (j)(m)	1,510,000	1,586,648
		37,589,568
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (j)	440,000	461,006
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	1,550,000	1,544,106
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)	445,000	464,067
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)	350,000	369,897
ROBLOX Corp 3.875% 5/1/2030 (j)(m)	395,000	372,864
		3,211,940
Interactive Media & Services - 0.4%
Meta Platforms Inc 4.2% 11/15/2030	3,378,000	3,334,635
Meta Platforms Inc 4.55% 5/15/2031	9,800,000	9,765,536
		13,100,171
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	665,000	628,484
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	505,000	504,669
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	630,000	618,422
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)	1,120,000	1,094,794
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	8,030,000	7,499,584
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,931,376
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	4,303,000	4,301,122
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	505,000	522,013
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	150,000	157,384
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	80,000	80,281
CSC Holdings LLC 4.125% 12/1/2030 (j)	125,000	71,249
CSC Holdings LLC 4.5% 11/15/2031 (j)	230,000	130,525
CSC Holdings LLC 5.5% 4/15/2027 (j)	240,000	172,819
Discovery Global Holdings Inc 3.755% 3/15/2027	2,385,000	2,368,114
DISH Network Corp 11.75% 11/15/2027 (j)	1,175,000	1,210,697
EchoStar Corp 10.75% 11/30/2029	1,360,000	1,477,966
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	1,695,000	1,731,333
EW Scripps Co/The 9.875% 8/15/2030 (j)	1,460,000	1,393,919
Univision Communications Inc 7.375% 6/30/2030 (j)(m)	875,000	871,289
Univision Communications Inc 8.875% 4/15/2033 (j)	300,000	298,856
		29,064,896
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.875% 4/15/2030	10,000,000	9,730,932
TOTAL COMMUNICATION SERVICES		92,697,507
Consumer Discretionary - 3.7%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	195,000	195,726
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	510,000	522,419
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	565,000	584,069
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	1,200,000	1,222,064
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	995,000	995,342
Patrick Industries Inc 6.375% 11/1/2032 (j)	505,000	504,395
		4,024,015
Automobiles - 1.7%
American Honda Finance Corp 4.55% 4/10/2028	1,458,000	1,457,739
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,391,405
General Motors Financial Co Inc 4.2% 10/27/2028	2,709,000	2,688,844
General Motors Financial Co Inc 4.6% 1/8/2031	8,300,000	8,219,348
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,665,656
General Motors Financial Co Inc 6% 1/9/2028	7,900,000	8,066,215
Hyundai Capital America 4.6% 4/6/2028 (j)	7,850,000	7,845,060
Hyundai Capital America 4.875% 6/23/2027 (j)	6,250,000	6,276,903
Hyundai Capital America 5.45% 6/24/2026 (j)	3,147,000	3,149,786
Hyundai Capital America 5.6% 3/30/2028 (j)	2,900,000	2,946,989
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	45,000	41,907
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	70,000	68,575
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	190,000	187,649
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	685,000	675,352
		56,681,428
Broadline Retail - 0.0%
Saks Global Enterprises LLC 11% (f)(g)(j)	155,247	0
Wayfair LLC 6.75% 11/15/2032 (j)(m)	130,000	132,056
Wayfair LLC 7.25% 10/31/2029 (j)	585,000	601,909
Wayfair LLC 7.75% 9/15/2030 (j)	830,000	864,037
		1,598,002
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	610,000	614,953
Sotheby's 8.25% 4/15/2031 (j)	1,025,000	1,009,069
StoneMor Inc 8.5% 5/15/2029 (j)	780,000	765,019
TKC Holdings Inc 12% 2/15/2031 (j)	480,000	499,714
TKC Holdings Inc 8.5% 8/15/2030 (j)	700,000	715,777
		3,604,532
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	475,000	473,574
Caesars Entertainment Inc 4.625% 10/15/2029 (j)(m)	525,000	505,790
Carnival Corp Ltd 5.125% 5/1/2029 (j)	265,000	264,680
Carnival Corp Ltd 5.75% 3/15/2030 (j)	635,000	641,389
Carnival Corp Ltd 5.75% 8/1/2032 (j)	125,000	126,272
Carnival Corp Ltd 5.875% 6/15/2031 (j)	1,265,000	1,284,569
Carnival Corp Ltd 6.125% 2/15/2033 (j)	455,000	460,818
Churchill Downs Inc 4.75% 1/15/2028 (j)	410,000	405,899
Churchill Downs Inc 6.75% 5/1/2031 (j)(m)	630,000	643,182
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	1,615,000	1,575,675
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)(m)	540,000	521,435
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)	555,000	558,216
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	275,000	279,210
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)	550,000	535,077
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	335,000	340,663
Life Time Inc 6% 11/15/2031 (j)	605,000	613,764
Lindblad Expeditions LLC 7% 9/15/2030 (j)	145,000	149,222
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	110,000	93,251
NCL Corp Ltd 5.875% 1/15/2031 (j)	385,000	372,059
NCL Corp Ltd 6.25% 3/1/2030 (j)	140,000	138,362
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	990,000	1,001,220
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	210,000	211,843
Viking Cruises Ltd 9.125% 7/15/2031 (j)	465,000	488,925
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	125,000	125,025
VOC Escrow Ltd 5% 2/15/2028 (j)	200,000	199,671
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	325,000	325,257
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	175,000	175,621
		12,510,669
Household Durables - 0.1%
LGI Homes Inc 4% 7/15/2029 (j)(m)	465,000	425,197
LGI Homes Inc 7% 11/15/2032 (j)	565,000	545,049
LGI Homes Inc 8.75% 12/15/2028 (j)(m)	370,000	383,633
Risewell Homes Inc 8.5% 11/1/2030 (j)	255,000	257,467
Somnigroup International Inc 4% 4/15/2029 (j)	1,135,000	1,090,961
Whirlpool Corp 6.125% 6/15/2030	385,000	362,130
		3,064,437
Leisure Products - 0.3%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,656,197
Mattel Inc 5% 11/17/2030	7,013,000	6,993,976
		11,650,173
Specialty Retail - 1.0%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,603,085
Advance Auto Parts Inc 7% 8/1/2030 (j)(m)	180,000	184,947
AutoNation Inc 4.45% 1/15/2029	9,760,000	9,673,250
AutoZone Inc 5.165% 6/15/2030	9,375,000	9,527,856
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,529,777
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	815,000	828,598
LBM Acquisition LLC 6.25% 1/15/2029 (j)	145,000	89,324
LBM Acquisition LLC 9.5% 6/15/2031 (j)	300,000	251,192
Michaels Cos Inc/The 8.5% 3/15/2033 (j)	215,000	209,902
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,706,926
Park River Holdings Inc 8% 3/15/2031 (j)	95,000	96,191
Staples Inc 10.75% 9/1/2029 (j)	1,210,000	1,151,172
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	215,000	222,381
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	230,000	229,217
		34,303,818
TOTAL CONSUMER DISCRETIONARY		127,437,074
Consumer Staples - 1.3%
Beverages - 0.3%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,559,179
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	385,000	367,314
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	265,000	260,933
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	935,000	945,072
Albertsons Cos Inc 5.625% 3/31/2032 (j)	135,000	131,803
C&S Group Enterprises LLC 5% 12/15/2028 (j)	350,000	329,358
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)	115,000	116,535
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	735,000	767,632
Mars Inc 4.6% 3/1/2028 (j)	4,141,000	4,161,216
Mars Inc 4.8% 3/1/2030 (j)	1,360,000	1,369,744
Performance Food Group Inc 6.125% 9/15/2032 (j)	475,000	480,227
US Foods Inc 4.75% 2/15/2029 (j)	615,000	606,557
US Foods Inc 5.75% 4/15/2033 (j)	260,000	259,629
		9,796,020
Food Products - 0.3%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,685,000	2,673,188
Bunge Ltd Finance Corp 4.55% 8/4/2030	4,900,000	4,875,181
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	225,000	226,247
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	760,000	763,289
Post Holdings Inc 4.625% 4/15/2030 (j)	420,000	408,581
Post Holdings Inc 6.375% 3/1/2033 (j)	230,000	229,336
		9,175,822
Tobacco - 0.4%
Philip Morris International Inc 4.125% 4/28/2028	7,300,000	7,268,170
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,468,703
		13,736,873
TOTAL CONSUMER STAPLES		43,267,894
Energy - 3.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	195,000	199,629
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	270,000	271,645
SESI LLC 7.875% 9/30/2030 (j)(m)	705,000	727,740
Transocean International Ltd 7.875% 10/15/2032 (j)	75,000	80,019
Transocean International Ltd 8.25% 5/15/2029 (j)	680,000	706,209
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	290,000	291,103
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	240,000	247,284
Valaris Ltd 8.375% 4/30/2030 (j)	300,000	312,450
WBI Operating LLC 6.25% 10/15/2030 (j)	995,000	1,003,488
		3,839,567
Oil, Gas & Consumable Fuels - 3.5%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	260,000	271,206
Buckeye Partners LP 4.125% 12/1/2027	255,000	251,368
California Resources Corp 8.25% 6/15/2029 (j)	500,000	521,660
Cheniere Energy Inc 4.625% 10/15/2028	745,000	744,620
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	695,000	670,983
CNX Resources Corp 7.25% 3/1/2032 (j)	445,000	459,926
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	3,100,000	3,229,649
Comstock Resources Inc 5.875% 1/15/2030 (j)(m)	585,000	552,895
Comstock Resources Inc 6.75% 3/1/2029 (j)	945,000	928,499
CVR Energy Inc 7.5% 2/15/2031 (j)	1,020,000	1,031,462
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	315,000	319,898
DCP Midstream Operating LP 5.125% 5/15/2029	7,900,000	8,013,838
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	694,000	722,492
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,213,334
Energy Transfer LP 4.55% 1/15/2031	11,274,000	11,170,387
Energy Transfer LP 5.25% 7/1/2029	515,000	524,668
Energy Transfer LP 6.5% 2/15/2056 (c)	650,000	655,363
EQT Corp 3.625% 5/15/2031 (j)	5,400,000	5,079,759
EQT Corp 5.7% 4/1/2028	4,000,000	4,082,412
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	240,000	242,367
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)(m)	85,000	86,422
Harvest Midstream I LP 7.5% 5/15/2032 (j)	515,000	535,103
Hess Corp 4.3% 4/1/2027	4,500,000	4,503,747
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	380,000	368,306
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	565,000	570,663
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	765,000	784,599
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	240,000	248,080
Kinetik Holdings LP 6.625% 12/15/2028 (j)	1,170,000	1,194,756
Matador Resources Co 6.5% 4/15/2032 (j)	300,000	304,003
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	305,000	310,313
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)(m)	365,000	370,488
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)(m)	555,000	575,584
Occidental Petroleum Corp 6.625% 9/1/2030	3,136,000	3,344,390
ONEOK Inc 4.25% 9/24/2027	458,000	456,995
ONEOK Inc 4.4% 10/15/2029	479,000	475,768
ONEOK Inc 6.5% 9/1/2030 (j)	5,247,000	5,543,988
Par Petroleum LLC 7.375% 6/1/2034 (j)	335,000	342,877
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	1,030,000	1,030,393
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	775,000	793,671
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	595,000	636,129
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,242,000	5,063,136
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	8,274,000	7,958,876
Prairie Acquiror LP 9% 8/1/2029 (j)	1,415,000	1,474,924
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	190,000	197,562
SM Energy Co 6.625% 1/15/2027	400,000	400,509
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	125,000	130,373
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	315,000	315,754
Sunoco LP 5.375% 7/15/2031 (j)	520,000	517,467
Sunoco LP 5.625% 3/15/2031 (j)	1,310,000	1,311,651
Sunoco LP 6.625% 8/15/2032 (j)	540,000	551,343
Talos Production Inc 9% 2/1/2029 (j)	270,000	281,952
Targa Resources Corp 4.9% 9/15/2030	9,625,000	9,688,903
Targa Resources Corp 6.15% 3/1/2029	7,061,000	7,346,652
Venture Global LNG Inc 7% 1/15/2030 (j)	390,000	400,047
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	370,000	380,049
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)(m)	195,000	203,506
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	225,000	248,308
Western Gas Partners LP 4.8% 3/1/2031	4,047,000	4,018,774
Western Gas Partners LP 6.35% 1/15/2029	5,546,000	5,762,982
Williams Cos Inc/The 4.625% 6/30/2030	4,288,000	4,284,375
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,357,595
		120,057,799
TOTAL ENERGY		123,897,366
Financials - 22.0%
Banks - 8.3%
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	7,147,293
Bank of America Corp 4.271% 7/23/2029 (c)	11,642,000	11,572,831
Bank of America Corp 4.623% 5/9/2029 (c)	7,300,000	7,317,302
Bank of America Corp 5.202% 4/25/2029 (c)	10,500,000	10,631,687
Bank of America Corp 5.819% 9/15/2029 (c)	9,400,000	9,652,730
Citigroup Inc 4.075% 4/23/2029 (c)	10,879,000	10,799,207
Citigroup Inc 4.786% 3/4/2029 (c)	11,300,000	11,352,229
Citigroup Inc 5.174% 2/13/2030 (c)	12,400,000	12,579,081
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	4,800,000	4,856,095
Fifth Third Financial Corp 5.982% 1/30/2030 (c)	5,650,000	5,822,431
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	9,370,000	9,361,833
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	4,300,000	4,363,534
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,164,808
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	3,000,000	2,769,724
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	11,275,563
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	5,000,000	4,973,498
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	4,992,586
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,339,633
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	21,400,000	21,605,096
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,642,000	1,669,290
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,301,241
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	8,100,000	8,076,316
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,560,000	7,564,301
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	6,400,000	6,519,222
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	5,391,000	5,526,568
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	3,261,000	3,270,877
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,734,811
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,776,211
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,025,062
Truist Financial Corp 5.071% 5/20/2031 (c)	12,288,000	12,432,398
Truist Financial Corp 7.161% 10/30/2029 (c)	6,160,000	6,516,140
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	2,006,076
US Bancorp 5.083% 5/15/2031 (c)	11,000,000	11,153,510
Wells Fargo & Co 4.078% 9/15/2029 (c)	7,800,000	7,713,147
Wells Fargo & Co 4.182% 1/23/2030 (c)	5,600,000	5,542,828
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,300,000	5,340,040
Wells Fargo & Co 5.244% 1/24/2031 (c)	12,292,000	12,501,535
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,270,660
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,022,846
		283,540,240
Capital Markets - 6.0%
Ares Capital Corp 5.55% 1/15/2030	5,287,000	5,265,125
Ares Strategic Income Fund 4.85% 1/15/2029 (j)	7,791,000	7,586,670
Ares Strategic Income Fund 5.45% 9/9/2028 (j)	7,076,000	7,017,856
Ares Strategic Income Fund 5.7% 3/15/2028	5,200,000	5,203,984
Athene Global Funding 1.73% 10/2/2026 (j)	5,000,000	4,955,221
Athene Global Funding 4.721% 10/8/2029 (j)	8,300,000	8,200,731
Athene Global Funding 5.516% 3/25/2027 (j)	7,000,000	7,057,841
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	560,000	553,584
Equitable America Global Funding 4.65% 6/9/2028 (j)	9,775,000	9,774,611
Equitable America Global Funding 4.95% 6/9/2030 (j)	3,483,000	3,490,380
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	490,000	493,674
GA Global Funding Trust 5.4% 1/13/2030 (j)	6,308,000	6,324,374
Goldman Sachs Bank USA 4.656% 6/3/2029 (c)	10,000,000	10,012,731
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,873,451
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	5,956,502
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	3,328,000	3,276,634
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	10,500,000	10,544,366
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	7,439,000	7,746,046
HPS Corporate Lending Fund 4.9% 9/11/2028	2,137,000	2,099,669
HPS Corporate Lending Fund 5.15% 4/2/2029 (j)	5,407,000	5,296,915
HPS Corporate Lending Fund 6.25% 9/30/2029	5,000,000	5,043,697
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,412,129
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	540,000	541,354
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)	320,000	329,085
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)(m)	980,000	947,220
LPL Holdings Inc 4.9% 4/3/2028	8,265,000	8,292,295
Morgan Stanley 4.133% 10/18/2029 (c)	6,660,000	6,583,628
Morgan Stanley 4.238% 1/9/2030 (c)	4,700,000	4,648,327
Morgan Stanley 4.809% 4/16/2032 (c)	818,000	814,521
Morgan Stanley 4.994% 4/12/2029 (c)	3,914,000	3,943,501
Morgan Stanley 5.042% 7/19/2030 (c)	11,500,000	11,605,272
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	9,961,545
Morgan Stanley 6.407% 11/1/2029 (c)	7,000,000	7,278,635
Nuveen LLC 5.55% 1/15/2030 (j)	984,000	1,003,614
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	8,410,000	8,348,561
Sammons Financial Group Global Funding 5.05% 1/10/2028 (j)	4,131,000	4,149,498
Sammons Financial Group Global Funding 5.1% 12/10/2029 (j)	3,365,000	3,377,445
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	480,000	502,098
		203,512,790
Consumer Finance - 2.0%
American Express Co 5.085% 1/30/2031 (c)	5,697,000	5,784,201
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,923,229
Capital One Financial Corp 5.468% 2/1/2029 (c)	9,443,000	9,579,746
Capital One Financial Corp 5.7% 2/1/2030 (c)	3,550,000	3,636,196
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,052,596
Ford Motor Credit Co LLC 4.97% 4/6/2029	3,485,000	3,462,743
Ford Motor Credit Co LLC 5.303% 9/6/2029	7,250,000	7,259,731
Ford Motor Credit Co LLC 5.42% 4/9/2031	665,000	662,905
Ford Motor Credit Co LLC 5.73% 9/5/2030	650,000	657,441
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,037,443
Ford Motor Credit Co LLC 5.875% 11/7/2029	13,200,000	13,405,810
Navient Corp 6.75% 6/15/2026	765,000	764,798
OneMain Finance Corp 3.5% 1/15/2027	655,000	649,505
OneMain Finance Corp 6.125% 5/15/2030	555,000	552,757
OneMain Finance Corp 6.75% 3/15/2032	75,000	74,580
OneMain Finance Corp 7.5% 5/15/2031	555,000	572,153
PRA Group Inc 8.875% 1/31/2030 (j)	325,000	334,094
Stellantis Financial Services US Corp 4.95% 9/15/2028 (j)	3,781,000	3,766,148
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	1,347,000	1,350,404
		68,526,480
Financial Services - 1.4%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (j)	6,290,000	6,271,533
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (j)	6,585,000	6,638,564
Block Inc 5.625% 8/15/2030 (j)	440,000	441,811
Block Inc 6% 8/15/2033 (j)	150,000	150,037
Block Inc 6.5% 5/15/2032	450,000	458,543
CNH Industrial Capital LLC 4.5% 10/8/2027	5,320,000	5,320,275
CNH Industrial Capital LLC 4.75% 3/21/2028	3,820,000	3,833,505
CNH Industrial Capital LLC 5.1% 4/20/2029	4,000,000	4,049,323
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	1,340,000	1,282,462
Corebridge Financial Inc 3.65% 4/5/2027	3,345,000	3,328,043
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	335,000	329,771
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	160,000	153,842
Global Payments Inc 4.5% 11/15/2028	8,521,000	8,451,613
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	915,000	915,983
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,530,000	1,513,417
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,404,049
Rocket Cos Inc 6.125% 8/1/2030 (j)	550,000	558,425
Rocket Cos Inc 6.5% 8/1/2029 (j)	420,000	429,457
UWM Holdings LLC 6.25% 3/15/2031 (j)	400,000	367,315
UWM Holdings LLC 6.625% 2/1/2030 (j)	585,000	554,782
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	480,000	506,407
		46,959,157
Insurance - 4.2%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	840,000	828,797
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	1,150,000	1,134,160
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	1,315,000	1,326,861
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)	175,000	177,640
American International Group Inc 4.85% 5/7/2030	7,000,000	7,062,455
AmWINS Group Inc 4.875% 6/30/2029 (j)	180,000	173,696
AmWINS Group Inc 6.375% 2/15/2029 (j)	320,000	323,720
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	865,000	868,244
Arthur J Gallagher & Co 4.6% 12/15/2027	3,119,000	3,125,568
Athene Holding Ltd 6.875% 6/28/2055 (c)	315,000	304,939
Brown & Brown Inc 4.7% 6/23/2028	1,180,000	1,182,338
Brown & Brown Inc 4.9% 6/23/2030	5,414,000	5,412,567
Corebridge Global Funding 4.65% 8/20/2027 (j)	6,496,000	6,502,871
Corebridge Global Funding 4.9% 1/7/2028 (j)	2,298,000	2,311,116
CRC Insurance Group LLC 7.125% 6/1/2031 (j)	915,000	917,576
Equitable Financial Life Global Funding 1.4% 8/27/2027 (j)	15,000,000	14,425,937
Equitable Financial Life Global Funding 1.7% 11/12/2026 (j)	5,000,000	4,938,325
Equitable Financial Life Global Funding 5% 3/27/2030 (j)	3,000,000	3,012,645
Fortitude Group Holdings LLC 6.25% 4/1/2030 (j)	6,322,000	6,475,273
Guardian Life Global Funding 1.4% 7/6/2027 (j)	8,010,000	7,764,432
HUB International Ltd 7.375% 1/31/2032 (j)	960,000	983,462
Jackson National Life Global Funding 4.6% 10/1/2029 (j)	4,963,000	4,905,428
Jackson National Life Global Funding 5.35% 1/13/2030 (j)	7,744,000	7,823,786
Jackson National Life Global Funding 5.55% 7/2/2027 (j)	1,453,000	1,468,605
Lincoln Financial Global Funding 5.3% 1/13/2030 (j)	4,954,000	5,021,737
MassMutual Global Funding II 4% 1/22/2029 (j)	2,284,000	2,257,344
Principal Life Global Funding II 4.65% 5/18/2029 (j)	10,000,000	9,991,128
RGA Global Funding 2% 11/30/2026 (j)	3,680,000	3,638,036
RGA Global Funding 4.35% 8/25/2028 (j)	5,350,000	5,312,993
RGA Global Funding 5.1% 5/26/2031 (j)	10,000,000	10,044,960
RGA Global Funding 5.448% 5/24/2029 (j)	2,658,000	2,711,655
Ryan Specialty LLC 5.875% 8/1/2032 (j)	645,000	640,689
USI Inc/NY 7.5% 1/15/2032 (j)	310,000	315,595
Western-Southern Global Funding 4.25% 1/29/2029 (j)	5,818,000	5,753,120
Western-Southern Global Funding 4.9% 5/1/2030 (j)	7,153,000	7,168,445
Willis North America Inc 4.5% 9/15/2028	5,000,000	4,992,513
		141,298,656
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (j)	120,000	120,329
Rithm Capital Corp 8.5% 6/1/2031 (j)	270,000	269,517
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	780,000	777,971
Starwood Property Trust Inc 6.125% 6/1/2031 (j)	110,000	111,217
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	730,000	747,229
		2,026,263
TOTAL FINANCIALS		745,863,586
Health Care - 2.5%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,660,122
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)	895,000	813,703
		7,473,825
Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp 2.75% 9/23/2026 (j)	4,038,000	4,018,326
Augusta SpinCo Corp 4.398% 3/23/2029	3,489,000	3,470,015
Avantor Funding Inc 3.875% 11/1/2029 (j)(m)	480,000	455,877
Avantor Funding Inc 4.625% 7/15/2028 (j)	625,000	617,877
Medline Borrower LP 3.875% 4/1/2029 (j)	285,000	277,363
Medline Borrower LP 5.25% 10/1/2029 (j)	800,000	798,629
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (j)	7,851,000	7,842,772
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	294,000	301,744
		17,782,603
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (j)(m)	430,000	420,755
Accendra Health Inc 6.625% 4/1/2030 (j)	270,000	162,930
Centene Corp 2.45% 7/15/2028	4,360,000	4,133,276
Centene Corp 3.375% 2/15/2030	1,520,000	1,412,480
Centene Corp 4.625% 12/15/2029	765,000	745,085
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	225,000	212,028
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)	215,000	225,518
CVS Health Corp 4.3% 3/25/2028	11,600,000	11,563,557
CVS Health Corp 5.125% 2/21/2030	4,800,000	4,869,597
CVS Health Corp 7% 3/10/2055 (c)	360,000	375,089
HCA Inc 3.125% 3/15/2027	7,100,000	7,041,173
HCA Inc 5% 3/1/2028	2,439,000	2,459,520
Humana Inc 5.75% 12/1/2028	6,000,000	6,156,853
Humana Inc 6.625% 9/15/2056 (c)	1,690,000	1,675,133
Icon Investments Six DAC 5.809% 5/8/2027	5,583,000	5,628,004
Icon Investments Six DAC 5.849% 5/8/2029	3,000,000	3,054,426
Molina Healthcare Inc 6.25% 1/15/2033 (j)	700,000	699,938
Molina Healthcare Inc 6.5% 2/15/2031 (j)	1,000,000	1,014,043
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	380,000	400,017
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	285,000	285,667
Tenet Healthcare Corp 5.125% 11/1/2027	2,360,000	2,362,107
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	735,000	704,137
		55,601,333
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (j)	1,510,000	1,509,274
IQVIA Inc 6.25% 6/1/2032 (j)	275,000	280,940
IQVIA Inc 6.5% 5/15/2030 (j)	620,000	635,963
		2,426,177
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (j)	855,000	875,364
Jazz Securities DAC 4.375% 1/15/2029 (j)	590,000	579,160
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	470,000	464,263
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	500,000	495,605
		2,414,392
TOTAL HEALTH CARE		85,698,330
Industrials - 3.0%
Aerospace & Defense - 0.9%
Boeing Co 3.2% 3/1/2029	7,200,000	6,949,871
Boeing Co 5.04% 5/1/2027	2,300,000	2,312,421
Boeing Co 5.15% 5/1/2030	4,800,000	4,876,267
Boeing Co 6.259% 5/1/2027	418,000	424,683
BWX Technologies Inc 4.125% 4/15/2029 (j)	910,000	881,478
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,048,842
RTX Corp 5.75% 1/15/2029	1,205,000	1,245,380
TransDigm Inc 6.125% 7/31/2034 (j)(m)	300,000	298,759
TransDigm Inc 6.25% 1/31/2034 (j)(m)	110,000	112,585
TransDigm Inc 6.375% 3/1/2029 (j)(m)	3,810,000	3,884,811
TransDigm Inc 6.75% 1/31/2034 (j)	380,000	389,443
		27,424,540
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)	480,000	494,627
Building Products - 0.1%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	905,000	551,584
JH North America Holdings Inc 5.875% 1/31/2031 (j)	655,000	654,749
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)(m)	285,000	266,266
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	285,000	289,261
		1,761,860
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	420,000	429,413
Artera Services LLC 8.5% 2/15/2031 (j)	1,685,000	1,538,756
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	595,000	525,866
CoreCivic Inc 8.25% 4/15/2029	455,000	474,316
GEO Group Inc/The 10.25% 4/15/2031	895,000	969,884
GEO Group Inc/The 8.625% 4/15/2029	365,000	380,602
GFL Environmental Inc 4% 8/1/2028 (j)	1,805,000	1,765,133
Madison IAQ LLC 4.125% 6/30/2028 (j)(m)	860,000	849,262
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	570,000	595,465
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	1,230,000	1,257,435
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	140,000	143,213
Waste Pro USA Inc 7% 2/1/2033 (j)	210,000	214,674
Williams Scotsman Inc 6.625% 4/15/2030 (j)(m)	645,000	663,463
		9,807,482
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	815,000	817,150
Electrical Equipment - 0.4%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (j)	12,696,000	12,819,545
WESCO Distribution Inc 5.25% 4/15/2031 (j)	385,000	381,348
WESCO Distribution Inc 6.375% 3/15/2033 (j)(m)	245,000	251,742
		13,452,635
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (j)	185,000	186,295
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	120,000	123,768
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	440,000	446,629
Uber Technologies Inc 4.15% 1/15/2031	6,106,000	5,972,140
XPO Inc 6.25% 6/1/2028 (j)	710,000	718,884
		7,447,716
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(j)	258,241	285,574
Esab Corp 5.625% 4/1/2031 (j)	315,000	316,561
Esab Corp 6.25% 4/15/2029 (j)	385,000	391,952
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,284,586
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,234,079
		9,512,752
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,384,917	2,332,809
American Airlines Inc 7.25% 2/15/2028 (j)(m)	245,000	248,537
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,205,699	1,175,234
United Airlines Holdings Inc 5.375% 3/1/2031 (m)	1,095,000	1,082,973
		4,839,553
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	600,000	621,080
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (j)	345,000	322,771
Leidos Inc 4.1% 3/15/2029	2,149,000	2,121,497
Paychex Inc 5.1% 4/15/2030	9,497,000	9,605,877
TriNet Group Inc 7.125% 8/15/2031 (j)	890,000	895,593
Verisk Analytics Inc 4.45% 3/15/2031	359,000	353,098
		13,919,916
Trading Companies & Distributors - 0.3%
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	235,000	242,794
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)(m)	565,000	592,681
Herc Holdings Inc 5.75% 3/15/2031 (j)	185,000	184,980
Herc Holdings Inc 7% 6/15/2030 (j)(m)	605,000	628,640
QXO Building Products Inc 6.75% 4/30/2032 (j)	335,000	341,349
Sumisho Air Lease Corp 2.2% 1/15/2027	3,565,000	3,516,276
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	1,054,000	1,048,724
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	1,044,000	1,037,650
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	2,519,000	2,495,947
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	115,000	120,484
United Rentals North America Inc 3.875% 11/15/2027	575,000	569,363
		10,778,888
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	250,000	258,714
TOTAL INDUSTRIALS		100,515,833
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,237,545
Coherent Corp 5% 12/15/2029 (j)	795,000	786,893
Dell International LLC / EMC Corp 5% 4/1/2030	11,705,000	11,856,931
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,680,624
		22,561,993
IT Services - 0.2%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	1,680,000	1,682,839
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)(m)	1,340,000	1,338,463
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	685,000	683,142
CoreWeave Inc 9% 2/1/2031 (j)(m)	1,370,000	1,389,070
CoreWeave Inc 9.25% 6/1/2030 (j)	1,255,000	1,280,386
CoreWeave Inc 9.75% 10/1/2031 (j)	605,000	624,041
Sabre GLBL Inc 11.125% 7/15/2030 (j)(m)	205,000	182,706
		7,180,647
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.15% 11/15/2030	15,000,000	14,731,400
Entegris Inc 4.75% 4/15/2029 (j)	1,535,000	1,524,915
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	295,000	264,401
		16,520,716
Software - 0.8%
Cloud Software Group Inc 6.5% 3/31/2029 (j)	820,000	813,730
Cloud Software Group Inc 9% 9/30/2029 (j)	2,355,000	2,327,024
Elastic NV 4.125% 7/15/2029 (j)	680,000	651,117
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	1,225,000	1,208,740
Oracle Corp 2.95% 4/1/2030	715,000	660,040
Oracle Corp 4.45% 9/26/2030	8,341,000	8,087,105
Oracle Corp 4.8% 9/26/2032	230,000	221,009
Oracle Corp 4.95% 2/4/2031	8,010,000	7,876,600
SS&C Technologies Inc 5.5% 9/30/2027 (j)	1,625,000	1,625,127
UKG Inc 6.875% 2/1/2031 (j)(m)	1,630,000	1,601,837
VMware LLC 1.4% 8/15/2026	2,882,000	2,865,524
		27,937,853
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,175,449
Hewlett Packard Enterprise Co 4.6% 3/23/2029	3,200,000	3,201,481
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	735,000	749,012
		6,125,942
TOTAL INFORMATION TECHNOLOGY		80,327,151
Materials - 1.0%
Chemicals - 0.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	675,000	702,788
Celanese US Holdings LLC 6.5% 4/15/2030 (m)	300,000	307,651
Celanese US Holdings LLC 7% 2/15/2031 (m)	800,000	829,145
Chemours Co/The 4.625% 11/15/2029 (j)	250,000	239,924
Chemours Co/The 5.75% 11/15/2028 (j)	931,000	929,335
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (j)	3,787,000	3,793,208
LSB Industries Inc 6.25% 10/15/2028 (j)	435,000	435,406
Mativ Holdings Inc 8% 10/1/2029 (j)	505,000	503,008
Methanex US Operations Inc 6.25% 3/15/2032 (j)	125,000	128,719
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,842,850
Olin Corp 6.625% 4/1/2033 (j)	140,000	138,973
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)(m)	350,000	346,029
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)(m)	430,000	436,551
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	1,160,000	1,147,905
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	420,000	402,241
WR Grace Holdings LLC 6.625% 8/15/2032 (j)	530,000	525,910
WR Grace Holdings LLC 7% 8/1/2033 (j)	185,000	183,514
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	280,000	281,664
		17,174,821
Construction Materials - 0.4%
Amrize Finance US LLC 4.6% 4/7/2027	1,936,000	1,941,644
Amrize Finance US LLC 4.7% 4/7/2028	1,401,000	1,404,758
CRH America Finance Inc 4.4% 2/9/2031	6,600,000	6,514,272
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	770,000	784,063
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	750,000	790,618
VM Consolidated Inc 5.5% 4/15/2029 (j)	905,000	780,012
		12,215,367
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	265,000	254,501
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	1,115,000	1,057,578
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	285,000	287,198
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	350,000	336,421
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)(m)	1,165,000	1,119,381
Graphic Packaging International LLC 6.375% 7/15/2032 (j)(m)	430,000	433,594
		3,488,673
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	90,000	93,940
Alumina Pty Ltd 6.375% 9/15/2032 (j)	860,000	882,385
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	350,000	361,341
Coeur Mining Inc 6.875% 4/1/2032 (j)	215,000	222,701
		1,560,367
TOTAL MATERIALS		34,439,228
Real Estate - 1.6%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	1,215,000	1,200,235
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (j)	6,000,000	5,837,997
VICI Properties LP 4.75% 4/1/2028	3,552,000	3,551,854
Vornado Realty LP 2.15% 6/1/2026	1,017,000	1,017,000
		11,607,086
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	835,000	815,071
Ventas Realty LP 3% 1/15/2030	4,013,000	3,786,298
		4,601,369
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	495,000	483,473
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)(m)	320,000	327,634
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	350,000	357,672
		1,168,779
Office REITs - 0.1%
COPT Defense Properties LP 4.5% 10/15/2030	3,225,000	3,168,231
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	390,000	420,131
Kennedy-Wilson Inc 7% 6/1/2031 (j)	760,000	777,740
		1,197,871
Retail REITs - 0.6%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,176,001
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,472,458
Realty Income Corp 2.2% 6/15/2028	456,000	437,145
Simon Property Group LP 4.375% 10/1/2030	7,660,000	7,597,888
		17,683,492
Specialized REITs - 0.5%
American Tower Corp 3.6% 1/15/2028	4,000,000	3,946,229
American Tower Corp 4.9% 3/15/2030	7,910,000	7,982,174
Iron Mountain Inc 4.875% 9/15/2027 (j)	475,000	473,299
Millrose Properties Inc 6.375% 8/1/2030 (j)	770,000	780,602
SBA Communications Corp 3.875% 2/15/2027 (m)	1,525,000	1,512,691
		14,694,995
TOTAL REAL ESTATE		54,121,823
Utilities - 4.1%
Electric Utilities - 2.5%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	790,000	787,561
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,770,801
Duke Energy Florida LLC 4.2% 12/1/2030	2,734,000	2,697,453
Edison International 7.875% 6/15/2054 (c)	250,000	255,762
Emera US Finance LLC 4.5% 4/1/2029	5,311,000	5,288,759
Eversource Energy 5.45% 3/1/2028	9,000,000	9,128,300
Eversource Energy 6.1% 8/15/2056 (c)	605,000	601,271
Exelon Corp 2.75% 3/15/2027	681,000	672,965
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,485,041
Jersey Central Power & Light Co 4.4% 1/15/2031 (j)	2,825,000	2,783,854
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,111,000	3,124,504
NRG Energy Inc 5.75% 7/15/2029 (j)	1,410,000	1,411,290
Pacific Gas and Electric Co 2.1% 8/1/2027	7,100,000	6,902,492
PG&E Corp 5% 7/1/2028	300,000	298,530
PG&E Corp 6.85% 9/15/2056 (c)	471,000	469,328
PG&E Corp 7.375% 3/15/2055 (c)	1,440,000	1,466,471
Pinnacle West Capital Corp 4.9% 5/15/2028	1,038,000	1,044,755
Pinnacle West Capital Corp 5.15% 5/15/2030	9,033,000	9,164,209
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	947,000	936,810
Sierra Pacific Power Co 6.375% 9/15/2056 (c)	665,000	664,095
Southern Co/The 5.5% 3/15/2029	3,052,000	3,130,506
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	1,540,000	1,513,154
Vistra Operations Co LLC 5% 4/30/2031 (j)	1,113,000	1,107,469
Vistra Operations Co LLC 5% 7/31/2027 (j)	11,550,000	11,542,763
Vistra Operations Co LLC 5.05% 12/30/2026 (j)	1,288,000	1,291,762
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	550,000	576,533
Xcel Energy Inc 5.75% 12/3/2056 (c)	840,000	832,264
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(m)	345,000	359,330
		81,308,032
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (j)	130,000	128,876
Alpha Generation LLC 6.75% 10/15/2032 (j)	560,000	573,012
Southern Power Co 4.25% 10/1/2030	5,170,000	5,100,208
Sunnova Energy Corp 5.875% (f)(g)(j)	525,000	1,312
		5,803,408
Multi-Utilities - 1.4%
Dominion Energy Inc 3.375% 4/1/2030	5,770,000	5,521,582
Dominion Energy Inc 5% 6/15/2030	6,400,000	6,482,578
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,453,743
DTE Energy Co 5.2% 4/1/2030	11,260,000	11,451,331
NiSource Inc 2.95% 9/1/2029	5,690,000	5,410,713
NiSource Inc 4.75% 5/18/2031	844,000	843,545
NiSource Inc 5.25% 3/30/2028	6,140,000	6,224,650
Public Service Enterprise Group Inc 4.9% 3/15/2030	6,966,000	7,035,466
Sempra 3.4% 2/1/2028	2,613,000	2,564,882
Sempra 6.375% 4/1/2056 (c)	840,000	849,687
WEC Energy Group Inc 1.8% 10/15/2030	1,162,000	1,034,331
		48,872,508
TOTAL UTILITIES		135,983,948
TOTAL UNITED STATES		1,624,249,740
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	200,000	208,820
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	570,000	593,233

TOTAL ZAMBIA		802,053
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,303,909,727)		2,301,578,749

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (i)	4,020	397,859
Strategy Inc Series A, 10%	4,643	460,122

TOTAL UNITED STATES		857,981
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $852,401)		857,981

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(j)(l)	625,000	640,724
BNP Paribas SA 7.2% (c)(j)(l)	200,000	202,298

TOTAL FRANCE		843,022
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(l)	200,000	213,878
HSBC Holdings PLC 6.75% (c)(l)	1,045,000	1,070,720

TOTAL UNITED KINGDOM		1,284,598
UNITED STATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(l)	955,000	989,048
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (c)(d)(l)	880,000	884,654
Sunoco LP 7.875% (c)(j)(l)	1,045,000	1,108,156
TOTAL ENERGY		2,981,858
Financials - 0.4%
Banks - 0.4%
Bank of America Corp 6.25% (c)(l)	1,225,000	1,250,812
Citigroup Inc 6.5% (c)(l)(m)	755,000	765,153
Citigroup Inc 6.625% (c)(l)	775,000	789,132
Citigroup Inc 6.875% (c)(l)	1,081,000	1,106,015
Citigroup Inc 6.95% (c)(l)	425,000	433,901
Citigroup Inc 7.125% (c)(l)	300,000	307,321
JPMorgan Chase & Co 6.1% (c)(l)	1,260,000	1,275,266
JPMorgan Chase & Co 6.5% (c)(l)	455,000	471,266
Truist Financial Corp 6.25% (c)(l)	395,000	395,910
Wells Fargo & Co 6.125% (c)(l)(m)	1,260,000	1,285,874
Wells Fargo & Co 7.625% (c)(l)(m)	425,000	454,137
		8,534,787
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 5.625% (c)(l)	640,000	645,355
Goldman Sachs Group Inc/The 6.125% (c)(l)	125,000	126,222
Goldman Sachs Group Inc/The 6.85% (c)(l)(m)	674,000	705,344
		1,476,921
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(l)(m)	1,035,000	1,009,305
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (c)(d)(l)	665,000	673,462
		1,682,767
TOTAL FINANCIALS		11,694,475
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(l)	960,000	953,858
TOTAL UNITED STATES		15,630,191
TOTAL PREFERRED SECURITIES (Cost $17,326,446)		17,757,811

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,651	2,631
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	1,909	1,894
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	263,472	261,303
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	136,419	135,296
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	356,031	353,100
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,451,552	2,396,130
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,541	1,600
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	14,474	15,035
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,552	4,728
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,513	1,572
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,017	2,095
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,663	14,193
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,686	11,100
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,460	2,556
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	125	133
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	1,793	1,895
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	343	362
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,022	2,137
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	785	830
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	10,510	11,107
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	597	631
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	74	78
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	2,455	2,595
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,626	1,719
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	148	157
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	3,082	3,257
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	1,533	1,620
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,473	7,898
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	764	808
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	133	141
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	58	61
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	219	221
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1,223	1,235
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	194	195
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	173	175
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	119	120
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	428	434
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2	1
Freddie Mac Gold Pool 8.5% 2/1/2027	218	218
Freddie Mac Gold Pool 8.5% 8/1/2027	28	28
Ginnie Mae I Pool 7% 11/15/2028	4,257	4,306
Ginnie Mae I Pool 7% 7/15/2028	198	199
Ginnie Mae I Pool 7.5% 10/15/2028	756	769
TOTAL UNITED STATES		3,246,900
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,506,597)		3,246,900

U.S. Treasury Obligations - 15.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,079,567
US Treasury Notes 3.875% 3/31/2031	3.95 to 4.12	93,371,200	92,298,890
US Treasury Notes 3.875% 4/15/2029	4.02 to 4.09	90,606,700	90,174,903
US Treasury Notes 3.875% 5/15/2029	4.05	295,951,200	294,540,809
US Treasury Notes 4.125% 5/31/2031	4.14	33,934,500	33,913,291
TOTAL U.S. TREASURY OBLIGATIONS (Cost $512,443,618)			512,007,460

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.67	37,396,366	37,403,846
Fidelity Securities Lending Cash Central Fund (q)(r)	3.67	14,382,969	14,384,407
TOTAL MONEY MARKET FUNDS (Cost $51,788,253)			51,788,253

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,422,505,943)	3,415,440,244
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(16,968,051)
NET ASSETS - 100.0%	3,398,472,193

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	391	9/2026	80,790,375	46,167
CBOT 5Y US Treasury Notes Contracts (United States)	3,508	9/2026	376,315,219	1,501,310
TOTAL LONG				1,547,477

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $274,056 and $279,656, respectively.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,227,944,347 or 36.1% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security is on loan at period end.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $331,439 or 0.0% of net assets.

(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,328,608.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,586,805	919,814,232	910,992,896	1,067,664	(4,295)	-	37,403,846	37,396,366	0.1%
Fidelity Securities Lending Cash Central Fund	9,771,190	128,390,845	123,777,725	16,698	97	-	14,384,407	14,382,969	0.0%
Total	38,357,995	1,048,205,077	1,034,770,621	1,084,362	(4,198)	-	51,788,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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